                                        OPPENHEIMER SELECT MANAGERS
                                    Mercury Advisors Focus Growth Fund

                                 Supplement dated November 13, 2001 to the
                                    Prospectus dated February 16, 2001

1.       The tenth and eleventh paragraphs appearing in the section entitled
         "How the Funds are Managed" on page 45 that identify Eric Mitofsky as the portfolio manager of OSM - Mercury Advisors S&P 500 Index Fund and
         James D. McCall as the portfolio manager for OSM - Mercury Advisors
         Focus Growth Fund are deleted and replaced with the following paragraphs:

                  The OSM - Mercury Advisors S&P 500 Index Fund is managed by a team of investment professionals who are employed by Mercury
                  Advisors.

                  The portfolio manager for the OSM - Mercury Advisors Focus
                  Growth Fund is Michael S. Hahn since November 6, 2001. Mr.
                  Hahn has been an Associate Portfolio Manager of Merrill Lynch
                  Investment Managers since 1999. Mr. Hahn was a portfolio
                  manager and analyst for the PBHG family of mutual funds from
                  1996 to 1999 and an assistant portfolio manager for First
                  Maryland Bancorp from 1994 to 1996.

2.       The last paragraph appearing in the section entitled "How the Funds are
         Managed - The SubAdvisers" on page 48 that identifies Aaron Harris as the sole portfolio manager for OSM - Gartmore Millennium Growth Fund II is deleted and replaced with the following paragraph:

                  The Fund's  portfolio  managers,  Aaron Harris (since  inception) and Nick Ford (since October 1,
                  2001), are employed by Villanova and are the persons  primarily  responsible for the selection of the OSM - Gartmore  Millennium  Growth Fund's portfolio  securities.  Mr. Harris joined Villanova in April  2000.  Prior to  joining  Villanova,  Mr.  Harris  was a  portfolio  manager,  managing portions of several  portfolios for Nicholas  Applegate  Capital  Management.  Mr. Harris manages funds  similar  to the OSM -  Gartmore  Millennium  Growth  Fund II and other  global  technology funds.  Mr. Ford joined  Villanova in 1998,  serving as an investment  manager on the U.S. equity team. Prior to joining  Villanova,  Mr. Ford served as the director of U.S.  equities at Clerical
                  Medical  Investment  Group in  London.  From  1995 to 1996,  Mr.  Ford was a U.S.  equities  fund manager for Sun Alliance Investment Management.

November 13, 2001                                                                               PS0505.008